SHAREHOLDER REMUNERATION (Tables)	12 Months Ended
Dec. 31, 2025
Shareholder Renumeration [Abstract]
Schedule of Dividends Payment

	12/31/2025	12/31/2024
Opening balance as of January 1	2,486,778	1,110,416
Effect on cash flow:
Dividend payment	(12,186,149)	(1,307,858)

Non-box effect:
Additional dividends proposed for 2023	—	216,114
Additional dividends proposed for 2024	1,535,239	—
Additional dividends proposed for 2025	6,742,363	—
Mandatory minimum dividends	1,557,637	2,464,804
Others	(5)	(8,334)
Balance as of December 31	135,863	2,486,778